Selected Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Quarterly Financial Data [Line Items]
Revenues	$ 964,345	[1]	$ 1,229,591	[1]	$ 1,275,924	[1]	$ 872,095	[1]	$ 913,611	[1]	$ 1,241,232	[1]	$ 1,214,435	[1]	$ 851,424	[1]	$ 4,341,955	[1]	$ 4,220,702	[1]	$ 4,113,239
Gross profit	240,930		295,895		310,278		218,556		228,072		302,204		291,861		212,447		1,065,659		1,034,584		1,007,357
Net income attributable to Watsco, Inc.	$ 43,255		$ 65,029		$ 73,756		$ 26,181		$ 29,553		$ 63,099		$ 64,621		$ 25,537		$ 208,221		$ 182,810		$ 172,929
Earnings per share for Common and Class B common stock:
Basic	$ 1.19	[2]	$ 1.82	[2]	$ 2.07	[2]	$ 0.71	[2]	$ 0.81	[2]	$ 1.78	[2]	$ 1.82	[2]	$ 0.71	[2]	$ 5.81	[2]	$ 5.16	[2]	$ 4.91
Diluted	$ 1.19	[2]	$ 1.82	[2]	$ 2.07	[2]	$ 0.71	[2]	$ 0.81	[2]	$ 1.78	[2]	$ 1.82	[2]	$ 0.71	[2]	$ 5.81	[2]	$ 5.15	[2]	$ 4.90

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.